Note 11 - Earnings or Loss Per Share - Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net earnings (loss) for the year		$ 23,087	$ (40,474)
Weighted average number of shares on issue - basic (in shares)		213,879,622	201,615,489
Stock options (in shares)		1,705,689
Restricted and performance share units (in shares)		293,518
Weighted average number of shares on issue - diluted(1) (in shares)	[1]	215,878,829	201,615,489
Earnings (loss) per share - basic and diluted (in dollars per share)		$ 0.11	$ (0.20)

[1]	For the year ended December 31, 2020, diluted weighted average number of shares excluded 2,666,819 (2019 - 7,583,439) options, nil restricted and performance share units (2019 - 128,944) and16,327,598 (2019 - 16,327,598) common shares issuable under the convertible debentures (Note 19(a) ) that were anti-dilutive.